Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
April 30, 2025
ASE-NPRT1-0625
1.884782.113
Common Stocks - 97.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Aptiv PLC	122,000	6,961,320
UNITED STATES - 97.6%
Communication Services - 8.9%
Diversified Telecommunication Services - 0.8%
AT&T Inc	1,046,500	28,988,050
Entertainment - 2.6%
Liberty Media Corp-Liberty Formula One Class C (b)	65,700	5,825,619
Live Nation Entertainment Inc (b)	44,200	5,854,290
Netflix Inc (b)	40,510	45,845,977
ROBLOX Corp Class A (b)	56,900	3,815,145
Spotify Technology SA (b)	24,370	14,962,693
TKO Group Holdings Inc Class A	21,921	3,571,150
Walt Disney Co/The	191,387	17,406,648
Warner Bros Discovery Inc (b)	408,800	3,544,296
		100,825,818
Interactive Media & Services - 5.4%
Alphabet Inc Class C	770,020	123,888,518
Meta Platforms Inc Class A	147,840	81,164,160
Reddit Inc Class A (b)	15,800	1,841,806
		206,894,484
Media - 0.1%
Liberty Broadband Corp Class A (b)	47,800	4,256,589
TOTAL COMMUNICATION SERVICES		340,964,941

Consumer Discretionary - 10.2%
Automobile Components - 0.0%
Lear Corp	36,900	3,164,175
Automobiles - 1.4%
General Motors Co	147,000	6,650,280
Tesla Inc (b)	163,400	46,104,944
		52,755,224
Broadline Retail - 4.0%
Amazon.com Inc (b)	791,956	146,052,526
Etsy Inc (b)	75,000	3,261,000
Macy's Inc	167,100	1,908,282
		151,221,808
Distributors - 0.2%
Genuine Parts Co	74,600	8,769,230
Diversified Consumer Services - 0.0%
Service Corp International/US	14,200	1,134,579
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	82,600	10,070,592
Caesars Entertainment Inc (b)	283,700	7,676,922
Chipotle Mexican Grill Inc (b)	55,800	2,819,016
Churchill Downs Inc	25,600	2,314,496
Domino's Pizza Inc	18,800	9,218,956
DraftKings Inc Class A (b)	160,600	5,346,374
Hilton Grand Vacations Inc (b)	154,100	5,182,383
Marriott International Inc/MD Class A1	48,000	11,451,840
Royal Caribbean Cruises Ltd	1,400	300,874
Starbucks Corp	87,700	7,020,385
Wingstop Inc	11,900	3,140,291
		64,542,129
Household Durables - 0.2%
PulteGroup Inc	33,200	3,405,656
Somnigroup International Inc	80,975	4,944,334
		8,349,990
Specialty Retail - 2.1%
Burlington Stores Inc (b)	6,300	1,417,752
Dick's Sporting Goods Inc	44,900	8,429,526
Home Depot Inc/The	61,079	22,018,369
Lithia Motors Inc Class A	19,100	5,591,716
Lowe's Cos Inc	128,200	28,660,392
Ross Stores Inc	86,800	12,065,200
Wayfair Inc Class A (b)	11,700	352,872
		78,535,827
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	36,600	550,464
Lululemon Athletica Inc (b)	8,500	2,301,545
NIKE Inc Class B	166,500	9,390,600
PVH Corp	80,700	5,566,686
Tapestry Inc	52,300	3,694,995
		21,504,290
TOTAL CONSUMER DISCRETIONARY		389,977,252

Consumer Staples - 5.8%
Beverages - 1.8%
Coca-Cola Co/The	435,038	31,562,007
Constellation Brands Inc Class A	43,242	8,109,605
Keurig Dr Pepper Inc	351,245	12,149,565
Molson Coors Beverage Co Class B	11,202	644,450
Monster Beverage Corp (b)	69,880	4,201,185
PepsiCo Inc	92,120	12,489,630
		69,156,442
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc Class A	56,692	1,246,090
Costco Wholesale Corp	31,705	31,530,623
Dollar Tree Inc (b)	14,552	1,189,917
Target Corp	75,870	7,336,629
Walmart Inc	322,559	31,368,863
		72,672,122
Food Products - 0.5%
Archer-Daniels-Midland Co	52,265	2,495,654
Bunge Global SA	37,482	2,950,583
Hershey Co/The	4,187	700,024
JM Smucker Co	32,852	3,819,702
Lamb Weston Holdings Inc	47,600	2,513,756
Mondelez International Inc	106,651	7,266,133
		19,745,852
Household Products - 1.0%
Clorox Co/The	3,060	435,438
Procter & Gamble Co/The	227,106	36,920,622
Reynolds Consumer Products Inc	33,083	760,909
		38,116,969
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	47,763	2,863,869
Kenvue Inc	187,492	4,424,812
		7,288,681
Tobacco - 0.4%
Philip Morris International Inc	80,687	13,826,524
TOTAL CONSUMER STAPLES		220,806,590

Energy - 3.2%
Energy Equipment & Services - 0.0%
Weatherford International PLC	40,800	1,689,120
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips	254,300	22,663,216
Diamondback Energy Inc	40,900	5,399,209
Expand Energy Corp	50,909	5,289,445
Exxon Mobil Corp	612,624	64,711,473
Hess Corp	11,100	1,432,455
Marathon Petroleum Corp	20,900	2,871,869
Murphy Oil Corp	63,500	1,303,655
Targa Resources Corp	23,700	4,050,330
Valero Energy Corp	110,600	12,839,554
		120,561,206
TOTAL ENERGY		122,250,326

Financials - 14.6%
Banks - 4.1%
Bank of America Corp	1,187,362	47,351,997
Comerica Inc	81,600	4,386,000
First Horizon Corp	375,000	6,780,000
JPMorgan Chase & Co	78,138	19,114,118
KeyCorp	256,418	3,805,243
M&T Bank Corp	32,214	5,468,649
Truist Financial Corp	279,300	10,708,362
US Bancorp	488,273	19,696,933
Wells Fargo & Co	570,448	40,507,512
		157,818,814
Capital Markets - 3.9%
Bank of New York Mellon Corp/The	187,782	15,099,551
Blackrock Inc	17,770	16,246,400
Cboe Global Markets Inc	35,676	7,912,937
Charles Schwab Corp/The	291,500	23,728,100
DigitalBridge Group Inc Class A	94,100	790,439
Intercontinental Exchange Inc	87,300	14,663,781
KKR & Co Inc Class A	23,900	2,731,053
LPL Financial Holdings Inc	27,520	8,800,621
MarketAxess Holdings Inc	69,168	15,326,937
Morgan Stanley	62,028	7,159,272
Northern Trust Corp	85,500	8,035,290
Robinhood Markets Inc Class A (b)	136,700	6,713,337
State Street Corp	75,400	6,642,740
StepStone Group Inc Class A	24,196	1,210,042
Tradeweb Markets Inc Class A	38,000	5,255,400
Virtu Financial Inc Class A	187,826	7,353,388
		147,669,288
Consumer Finance - 0.2%
SLM Corp	293,948	8,498,037
Financial Services - 2.6%
Affirm Holdings Inc Class A (b)	66,900	3,328,944
Apollo Global Management Inc	82,934	11,318,832
AvidXchange Holdings Inc (b)	634,557	5,158,948
Block Inc Class A (b)	135,182	7,904,092
Fiserv Inc (b)	87,064	16,069,402
Mastercard Inc Class A	77,977	42,736,075
UWM Holdings Corp Class A	553,325	2,600,628
Visa Inc Class A	28,156	9,727,898
Voya Financial Inc	38,423	2,274,641
		101,119,460
Insurance - 3.8%
Arch Capital Group Ltd	64,444	5,843,782
Arthur J Gallagher & Co	46,965	15,061,206
Brighthouse Financial Inc (b)(c)	50,800	2,957,576
Chubb Ltd	101,732	29,103,491
Everest Group Ltd	997	357,753
Hartford Insurance Group Inc/The	162,447	19,927,373
Marsh & McLennan Cos Inc	93,605	21,105,119
Progressive Corp/The	36,940	10,407,476
Reinsurance Group of America Inc	24,938	4,671,137
The Travelers Companies, Inc.	71,100	18,779,643
Unum Group	54,840	4,258,874
Willis Towers Watson PLC	38,100	11,727,180
		144,200,610
TOTAL FINANCIALS		559,306,209

Health Care - 10.4%
Biotechnology - 2.3%
AbbVie Inc	152,100	29,674,710
Alnylam Pharmaceuticals Inc (b)	63,100	16,610,444
BioMarin Pharmaceutical Inc (b)(c)	50,700	3,229,083
Exact Sciences Corp (b)	29,300	1,337,252
Gilead Sciences Inc	266,700	28,414,218
Nuvalent Inc Class A (b)	23,900	1,834,325
Ultragenyx Pharmaceutical Inc (b)	49,500	1,929,510
Vertex Pharmaceuticals Inc (b)	12,700	6,470,650
		89,500,192
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	238,100	31,131,575
Baxter International Inc	229,200	7,144,164
Boston Scientific Corp (b)	339,210	34,894,533
Insulet Corp (b)	38,800	9,788,852
Intuitive Surgical Inc (b)	18,100	9,335,980
Masimo Corp (b)	37,100	5,971,616
Penumbra Inc (b)	23,800	6,969,592
ResMed Inc	36,100	8,540,899
Stryker Corp	52,100	19,481,232
		133,258,443
Health Care Providers & Services - 1.9%
Cencora Inc	70,100	20,516,167
CVS Health Corp	214,800	14,329,308
Molina Healthcare Inc (b)	24,700	8,077,147
Tenet Healthcare Corp (b)	67,100	9,591,945
UnitedHealth Group Inc	53,100	21,847,464
		74,362,031
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	48,900	11,427,440
Life Sciences Tools & Services - 0.5%
Danaher Corp	63,400	12,637,522
Thermo Fisher Scientific Inc	14,100	6,048,900
		18,686,422
Pharmaceuticals - 1.9%
Elanco Animal Health Inc (b)	638,700	6,054,876
Eli Lilly & Co	54,166	48,692,526
Merck & Co Inc	66,800	5,691,360
Pfizer Inc	492,700	12,026,807
		72,465,569
TOTAL HEALTH CARE		399,700,097

Industrials - 9.3%
Aerospace & Defense - 2.7%
Boeing Co (b)	111,995	20,521,964
GE Aerospace	169,189	34,098,351
Howmet Aerospace Inc	91,300	12,652,354
Lockheed Martin Corp	29,300	13,998,075
Northrop Grumman Corp	13,800	6,713,700
TransDigm Group Inc	11,200	15,826,384
		103,810,828
Building Products - 0.9%
Trane Technologies PLC	88,000	33,731,280
Commercial Services & Supplies - 0.2%
Cintas Corp	23,800	5,037,984
GFL Environmental Inc Subordinate Voting Shares (United States)	15,100	753,490
Waste Connections Inc (United States)	10,900	2,154,167
		7,945,641
Construction & Engineering - 0.2%
Quanta Services Inc	27,900	8,166,051
Electrical Equipment - 1.5%
AMETEK Inc	119,600	20,281,768
Eaton Corp PLC	26,900	7,918,553
GE Vernova Inc	45,617	16,915,696
Hubbell Inc	21,600	7,844,688
Vertiv Holdings Co Class A	37,100	3,167,598
		56,128,303
Ground Transportation - 1.3%
CSX Corp	335,300	9,411,871
Old Dominion Freight Line Inc	71,200	10,913,536
Uber Technologies Inc (b)	210,700	17,068,807
Union Pacific Corp	49,200	10,610,472
		48,004,686
Industrial Conglomerates - 0.2%
Honeywell International Inc	44,600	9,388,300
Machinery - 2.0%
Deere & Co	14,000	6,489,840
Dover Corp	96,500	16,467,725
Fortive Corp	73,100	5,094,339
Ingersoll Rand Inc	230,500	17,386,615
Parker-Hannifin Corp	39,200	23,718,352
Westinghouse Air Brake Technologies Corp	47,600	8,793,624
		77,950,495
Professional Services - 0.1%
Verisk Analytics Inc	16,500	4,891,095
Trading Companies & Distributors - 0.2%
United Rentals Inc	10,100	6,377,645
TOTAL INDUSTRIALS		356,394,324

Information Technology - 28.2%
Communications Equipment - 0.3%
Arista Networks Inc	136,200	11,205,174
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd (b)	726,761	24,956,973
Jabil Inc	118,900	17,425,984
		42,382,957
IT Services - 1.5%
IBM Corporation	233,800	56,537,516
Semiconductors & Semiconductor Equipment - 9.0%
Astera Labs Inc (b)	136,616	8,922,391
Broadcom Inc	614,000	118,176,580
NVIDIA Corp	1,992,300	217,001,316
		344,100,287
Software - 10.4%
AppLovin Corp Class A (b)	96,400	25,961,484
Datadog Inc Class A (b)	249,700	25,509,352
Microsoft Corp	669,200	264,507,993
MicroStrategy Inc Class A (b)(c)	15,700	5,967,727
Oracle Corp	267,200	37,600,384
Palantir Technologies Inc Class A (b)	185,900	22,017,996
Samsara Inc Class A (b)	406,000	16,101,960
		397,666,896
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	1,064,436	226,192,650
TOTAL INFORMATION TECHNOLOGY		1,078,085,480

Materials - 2.3%
Chemicals - 1.4%
Air Products and Chemicals Inc	20,377	5,524,001
Axalta Coating Systems Ltd (b)	98,600	3,204,500
Balchem Corp	13,700	2,144,735
Cabot Corp	13,400	1,052,436
Chemours Co/The	139,000	1,720,820
Corteva Inc	72,000	4,463,280
Ecolab Inc	33,300	8,372,619
Element Solutions Inc	111,900	2,283,879
Linde PLC	38,886	17,624,302
Mosaic Co/The	124,100	3,772,640
Sherwin-Williams Co/The	6,000	2,117,520
		52,280,732
Construction Materials - 0.1%
CRH PLC	14,000	1,335,880
Martin Marietta Materials Inc	5,039	2,640,335
Vulcan Materials Co	11,500	3,016,795
		6,993,010
Containers & Packaging - 0.3%
AptarGroup Inc	24,200	3,628,790
Avery Dennison Corp	9,800	1,676,878
Crown Holdings Inc	19,600	1,888,068
International Paper Co	84,800	3,873,664
		11,067,400
Metals & Mining - 0.5%
ATI Inc (b)	26,900	1,462,822
Freeport-McMoRan Inc	187,634	6,760,453
Newmont Corp	115,200	6,068,736
Nucor Corp	25,500	3,043,935
		17,335,946
TOTAL MATERIALS		87,677,088

Real Estate - 2.5%
Health Care REITs - 0.4%
CareTrust REIT Inc	38,300	1,121,041
Omega Healthcare Investors Inc	27,100	1,058,255
Ventas Inc	61,800	4,330,944
Welltower Inc	55,500	8,468,745
		14,978,985
Industrial REITs - 0.2%
Prologis Inc	32,000	3,270,400
Terreno Realty Corp	51,900	2,923,527
		6,193,927
Office REITs - 0.1%
COPT Defense Properties	82,400	2,151,464
Kilroy Realty Corp	64,400	2,029,244
		4,180,708
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	7,800	953,003
Jones Lang LaSalle Inc (b)	10,300	2,342,323
		3,295,326
Residential REITs - 0.4%
Camden Property Trust	33,400	3,800,920
Invitation Homes Inc	225,900	7,723,521
Sun Communities Inc	30,900	3,844,887
		15,369,328
Retail REITs - 0.3%
Curbline Properties Corp	89,650	2,052,089
Macerich Co/The	79,400	1,164,004
NNN REIT Inc	90,600	3,724,566
Tanger Inc	104,900	3,305,399
		10,246,058
Specialized REITs - 1.1%
American Tower Corp	67,500	15,215,175
CubeSmart	143,800	5,848,346
Digital Realty Trust Inc	27,450	4,406,823
Equinix Inc	9,100	7,832,825
Extra Space Storage Inc	8,234	1,206,446
Four Corners Property Trust Inc	41,100	1,148,745
Iron Mountain Inc	24,200	2,170,014
Public Storage Operating Co	11,200	3,364,816
		41,193,190
TOTAL REAL ESTATE		95,457,522

Utilities - 2.2%
Electric Utilities - 1.6%
American Electric Power Co Inc	27,100	2,936,014
Constellation Energy Corp	15,388	3,438,295
Duke Energy Corp	77,800	9,493,156
Entergy Corp	43,100	3,584,627
Evergy Inc	48,600	3,358,260
Exelon Corp	140,500	6,589,450
FirstEnergy Corp	36,500	1,565,120
NextEra Energy Inc	114,014	7,625,256
NRG Energy Inc	2,700	295,866
PG&E Corp	246,693	4,075,368
PPL Corp	139,500	5,091,750
Southern Co/The	58,200	5,347,998
TXNM Energy Inc	41,300	2,197,160
Xcel Energy Inc	53,000	3,747,100
		59,345,420
Gas Utilities - 0.0%
UGI Corp	34,900	1,144,371
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	20,600	2,670,378
Multi-Utilities - 0.5%
Ameren Corp	42,500	4,217,700
CenterPoint Energy Inc	124,300	4,820,354
Consolidated Edison Inc	37,200	4,194,300
NiSource Inc	66,500	2,600,815
Sempra	67,688	5,027,188
		20,860,357
TOTAL UTILITIES		84,020,526

TOTAL UNITED STATES		3,734,640,355
TOTAL COMMON STOCKS (Cost $2,227,587,947)		3,741,601,675

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Skyryse Inc Series B (b)(d)(e) (Cost $935,370)	37,900	981,989

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d) (Cost $1,258,308)	69,906	529,887

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/22/2025	4.26	190,000	189,530
US Treasury Bills 0% 5/29/2025 (g)	4.24	980,000	976,784
US Treasury Bills 0% 7/3/2025 (g)	4.19 to 4.23	770,000	764,347
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,930,707)			1,930,661

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	48,873,452	48,883,226
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	1,919,083	1,919,275
TOTAL MONEY MARKET FUNDS (Cost $50,801,380)			50,802,501

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $2,282,513,712)	3,795,846,713
NET OTHER ASSETS (LIABILITIES) - 0.8%	31,255,726
NET ASSETS - 100.0%	3,827,102,439

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	127	Jun 2025	35,477,450	(129,713)	(129,713)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $981,989 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,312,542.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Skyryse Inc Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	75,196,575	184,693,004	211,006,353	722,202	-	-	48,883,226	48,873,452	0.1%
Fidelity Securities Lending Cash Central Fund	538,350	23,113,595	21,732,670	154	-	-	1,919,275	1,919,083	0.0%
Total	75,734,925	207,806,599	232,739,023	722,356	-	-	50,802,501

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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